Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 115,541	$ 119,066	$ 45,917
Restricted cash	1,928	2,259	1,760
Accounts receivable	96,564	67,842	72,913
Inventories	51,947	53,095	50,841
Inventories held for customer orders	68,675	52,308	49,594
Prepaid expenses and other current assets	23,839	30,657	31,337
Total current assets	358,494	325,227	252,362
Property, plant, and equipment, net	103,486	91,166	67,732
Goodwill		2,807	2,807
Other noncurrent assets	15,961	20,813
Intangible assets, net		265	419
Other noncurrent assets		17,741	6,600
Total assets	477,941	437,206	329,920
Current liabilities:
Accounts payable and accrued expenses	123,390	112,281	101,108
Accrued warranty	21,895	19,912	13,596
Deferred revenue	89,319	69,568	65,520
Customer deposits and customer advances	6,217	1,390	8,905
Current maturities of long-term debt	32,474	33,403	52,065
Total current liabilities	273,295	236,554	241,194
Long-term debt, net of debt issuance costs and current maturities	88,015	89,752	77,281
Other noncurrent liabilities	4,565	4,393	3,812
Total liabilities	365,875	330,699	322,287
Commitments and contingencies
Convertible and senior redeemable preferred shares and warrants			198,830
Shareholders' equity (deficit):
Preferred stock value
Common stock value	337	337
Paid-in capital	295,292	292,833
Accumulated other comprehensive loss	(3,585)	(3,862)	(25)
Accumulated deficit	(179,978)	(182,801)	(191,172)
Total shareholders' equity (deficit)	112,066	106,507	(191,197)
Total liabilities and shareholders' equity (deficit)	$ 477,941	$ 437,206	$ 329,920